Note 5 - Loans and Related Allowance for Loan and Lease Losses - Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans, current balance	$ 984,245	$ 915,131
Loans, past due	7,864	8,082
Loans	992,109	923,213
Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	3,583	5,501
Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	1,296	257
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	2,985	2,324
Commercial And Industrial [Member]
Loans, current balance	82,770	99,633
Loans, past due	1,087	1,713
Loans	83,857	101,346
Commercial And Industrial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	288	1,607
Commercial And Industrial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	213	29
Commercial And Industrial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	586	77
Real Estate Construction Porfolio Segment [Member]
Loans, current balance	56,731	47,017
Loans, past due		0
Loans	56,731	47,017
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due		0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due	0	0
Real Estate Construction Porfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, current balance	331,379	314,866
Loans, past due	5,108	3,291
Loans	336,487	318,157
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, current balance	496,597	434,879
Loans, past due	1,650	3,068
Loans	498,247	437,947
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	2,612	1,977
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	664	1,907
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	1,083	227
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due		1
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	1,413	1,087
Real Estate Mortgage Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	986	1,160
Consumer Portfolio Segment [Member]
Loans, current balance	16,768	18,736
Loans, past due	19	10
Loans	16,787	18,746
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Loans, past due	19	10
Consumer Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Loans, past due		0
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Loans, past due	$ 0	$ 0